Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tables
Schedule of deferred tax assets and liabilities

	2017	2016
Deferred tax assets:
Net operating loss and contribution carryforwards	$2,480,000	$3,217,000
Intangible asset	85,000	158,000
Capital loss carryforward	146,000	236,000
Stock-based compensation	247,000	139,000
	2,958,000	3,750,000
Valuation allowance	(2,958,000)	(3,750,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory federal income tax expense (benefit)
	2017	2016
Statutory federal income tax rate	34%	34%
Permanent differences and other	(5)%	13%
Deferred tax impact from tax rate change	(50)%
Valuation allowance	21%	(47)%
	0%	0%